EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2023	2022	2021
Numerator
Net income	$255,863	$217,612	$205,160

Denominator
Basic earnings per common share - weighted average shares	93,938,772	93,528,712	95,034,690
Effect of dilutive securities
Employee stock awards	1,157,295	1,058,139	862,695
Diluted earnings per common share - adjusted weighted average shares	95,096,067	94,586,851	95,897,385

Earnings per share available to common shareholders
Basic	$2.72	$2.33	$2.16
Diluted	$2.69	$2.30	$2.14